Long-term Debt - Description (Details) $ / shares in Units, € in Thousands, AED in Thousands, $ in Thousands	12 Months Ended					14 Months Ended	48 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010	Sep. 12, 2008 USD ($)	Jun. 29, 2012	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 AED	Mar. 30, 2013	Jan. 31, 2013	Apr. 05, 2012 USD ($)	Dec. 31, 2011
Debt Instrument [Line Items]
Interest expense	$ 37,608		$ 33,898	$ 28,073
Borrowing base facility agreement dated 9/16/2015
Debt Instrument [Line Items]
Number of tranches	3							3	3
Net worth	$ 410,000
Maximum borrowing capacity	1,000,000
Borrowing base facility agreement dated 9/16/2015 | After the quarter of the first utilization date
Debt Instrument [Line Items]
Working Capital Balance	$ 125,000
Current ratio	115.00%							115.00%	115.00%
Borrowing base facility agreement dated 9/16/2015 | Minimum
Debt Instrument [Line Items]
Interest coverage ratio	190.00%							190.00%	190.00%
Borrowing base facility agreement dated 9/16/2015 | Minimum | Before the utilization date
Debt Instrument [Line Items]
Working Capital Balance	$ 35,000
Current ratio	104.00%							104.00%	104.00%
Borrowing base facility agreement dated 9/16/2015 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche	$ 155,000
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	2.10%	2.10%
Loan's tenor	1 year	1 year
Borrowing base facility agreement dated 9/16/2015 | Tranche B
Debt Instrument [Line Items]
Amount of each tranche	$ 115,000
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	2.50%	2.50%
Loan's tenor	2 years	2 years
Borrowing base facility agreement dated 9/16/2015 | Tranche C
Debt Instrument [Line Items]
Amount of each tranche	$ 730,000
Loan reference interest rate	lender's cost of funds	lender's cost of funds
Debt instrument basis spread	2.00%	2.00%
Secured syndicated term loan 8/30/2005
Debt Instrument [Line Items]
Loan amount	$ 35,500
Number of tranches	5							5	5
Amount of each tranche	$ 7,100
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.55%	1.55%
Weighted average interest rate (including the margin)	1.84%		1.78%	1.83%				1.84%	1.84%
Interest rate at year end	1.96%		1.79%					1.96%	1.96%
Secured syndicated term loan 8/30/2005 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000											$ 375,000
Current ratio	115.00%							115.00%	115.00%	105.00%		115.00%
Liquidity Ratio	50.00%							50.00%	50.00%
Secured syndicated term loan 8/30/2005 | Maximum
Debt Instrument [Line Items]
Gearing ratio	75.00%							75.00%	75.00%
Secured term loan facility under senior secured credit facility 12/19/2006
Debt Instrument [Line Items]
Loan amount	$ 33,400
Number of tranches	5							5	5
Amount of each tranche	$ 6,680
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.15%	1.15%
Weighted average interest rate (including the margin)	1.36%		1.33%	1.36%				1.36%	1.36%
Interest rate at year end	1.54%		1.34%					1.54%	1.54%
Secured term loan facility under senior secured credit facility 12/19/2006 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000
Current ratio	115.00%							115.00%	115.00%		105.00%
Interest coverage ratio	160.00%							160.00%	160.00%
Minimum liquidity with lender	$ 30,000
Daily free liquid ratio	$ 15,000
Secured term loan facility under senior secured credit facility 12/19/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio	70.00%							70.00%	70.00%				65.00%
Secured term loan 10/25/2006
Debt Instrument [Line Items]
Loan amount	$ 26,250
Number of tranches	3							3	3
Amount of each tranche	$ 8,750
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.30%	1.30%
Weighted average interest rate (including the margin)	1.59%		1.54%	1.58%				1.59%	1.59%
Interest rate at year end	1.83%		1.53%					1.83%	1.83%
Secured term loan 10/25/2006 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000											$ 375,000
Current ratio	115.00%							115.00%	115.00%	105.00%		115.00%
Liquidity Ratio	50.00%							50.00%	50.00%
Secured term loan 10/25/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio	75.00%							75.00%	75.00%
Secured term loan 10/27/2006
Debt Instrument [Line Items]
Loan amount	$ 17,600
Number of tranches	2							2	2
Amount of each tranche	$ 8,800
Weighted average interest rate (including the margin)	1.45%		1.39%	1.42%				1.45%	1.45%
Interest rate at year end	1.62%		1.43%					1.62%	1.62%
Secured term loan 10/27/2006 | Principal amount repayable in quarterly installments
Debt Instrument [Line Items]
Amount of each tranche	$ 6,160
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.15%	1.15%
Repayment frequency	quarterly	quarterly
Secured term loan 10/27/2006 | Principal amount payable in balloon payment
Debt Instrument [Line Items]
Amount of each tranche	$ 2,640
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.25%	1.25%
Secured syndicated term loan 10/30/2006
Debt Instrument [Line Items]
Loan amount	$ 64,750
Number of tranches	7							7	7
Amount of each tranche	$ 9,250
Weighted average interest rate (including the margin)	1.59%		1.53%	1.58%				1.59%	1.59%
Interest rate at year end	1.76%		1.53%					1.76%	1.76%
Secured syndicated term loan 10/30/2006 | Before delivery of each vessel
Debt Instrument [Line Items]
Loan reference interest rate					LIBOR
Debt instrument basis spread					1.15%
Secured syndicated term loan 10/30/2006 | After delivery of vessel
Debt Instrument [Line Items]
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.30%	1.30%
Secured syndicated term loan 10/30/2006 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000											$ 375,000
Current ratio	115.00%							115.00%	115.00%	105.00%		115.00%
Liquidity Ratio	50.00%							50.00%	50.00%
Secured syndicated term loan 10/30/2006 | Maximum
Debt Instrument [Line Items]
Gearing ratio	75.00%							75.00%	75.00%
Secured term loan 7/5/2007
Debt Instrument [Line Items]
Loan amount	$ 43,160					$ 37,560
Number of tranches	5					5		5	5
Amount of each tranche	$ 8,632					$ 7,512
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.00%	1.00%
Weighted average interest rate (including the margin)	1.72%		1.67%	1.72%				1.72%	1.72%
Interest rate at year end	1.81%		1.68%					1.81%	1.81%
Repayment installments	40	40
Repayment frequency	quarterly	quarterly
Repayment amount	$ 216
Secured term loan 7/5/2007 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000
Current ratio	115.00%							115.00%	115.00%		105.00%
Interest coverage ratio	160.00%							160.00%	160.00%
Minimum liquidity with lender	$ 30,000
Daily free liquid ratio	$ 15,000
Secured term loan 7/5/2007 | Maximum
Debt Instrument [Line Items]
Gearing ratio	70.00%							70.00%	70.00%				65.00%
Secured syndicated term loan 4/24/2008
Debt Instrument [Line Items]
Loan amount	$ 38,800
Number of tranches	4							4	4
Amount of each tranche	$ 9,700
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	1.40%	1.40%
Weighted average interest rate (including the margin)	1.68%		1.64%	1.68%				1.68%	1.68%
Interest rate at year end	2.01%		1.63%					2.01%	2.01%
Secured syndicated term loan 4/24/2008 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000											$ 375,000
Current ratio	115.00%							115.00%	115.00%	105.00%		115.00%
Liquidity Ratio	50.00%							50.00%	50.00%
Secured syndicated term loan 4/24/2008 | Maximum
Debt Instrument [Line Items]
Gearing ratio	75.00%							75.00%	75.00%
Secured syndicated term loan 7/8/2008
Debt Instrument [Line Items]
Loan amount	$ 15,000
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	5.25%	5.25%					1.25%
Weighted average interest rate (including the margin)	5.60%		5.53%	4.98%				5.60%	5.60%
Interest rate at year end	5.57%		5.54%					5.57%	5.57%
Secured syndicated term loan 7/8/2008 | Minimum
Debt Instrument [Line Items]
Net worth	$ 175,000
Minimum liquidity with lender	$ 25,000
Secured syndicated term loan 7/8/2008 | Maximum
Debt Instrument [Line Items]
Gearing ratio	65.00%							65.00%	65.00%
Leverage ratio	75.00%							75.00%	75.00%
Secured term loan 4/1/2010
Debt Instrument [Line Items]
Loan amount | €								€ 3,740
Fixed interest rate	4.36%							4.36%	4.36%
Corporate credit facility dated 03/11/2013
Debt Instrument [Line Items]
Loan amount	$ 73,500
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	5.25%	5.25%
Repayment frequency	quarterly	quarterly
Corporate credit facility dated 03/11/2013 | After the quarter of the first utilization date
Debt Instrument [Line Items]
Working Capital Balance	$ 125,000
Corporate credit facility dated 03/11/2013 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000
EBITDA to interest expense ratio	190.00%							190.00%	190.00%
Corporate credit facility dated 03/11/2013 | Minimum | Before the utilization date
Debt Instrument [Line Items]
Working Capital Balance	$ 50,000
Current ratio	105.00%							105.00%	105.00%
Corporate credit facility dated 03/11/2013 | Minimum | After the quarter of the first utilization date
Debt Instrument [Line Items]
Current ratio	115.00%							115.00%	115.00%
Corporate credit facility dated 03/11/2013 | Maximum
Debt Instrument [Line Items]
Gearing ratio	70.00%							70.00%	70.00%
Unsecured Senior Notes
Debt Instrument [Line Items]
Loan amount	$ 48,300
Interest rate at year end	9.00%							9.00%	9.00%
Debt maturity date	Nov. 01, 2018	Nov. 01, 2018
Proceeds from convertible debt	$ 51,802
Convertible Senior Notes - Liability component	41,076
Convertible Senior Notes - Equity component	12,537
Debt instrument premium	5,313
Interest expense	10,131		$ 6,148	$ 1,143
Non-cash amortization	4,082		2,297	419
Contractual interest payable semi-annually	6,462		$ 3,450	$ 652
(m) Senior convertible notes 2013
Debt Instrument [Line Items]
Loan amount	$ 86,250
Fixed interest rate	4.00%							4.00%	4.00%
Proceeds from convertible debt	$ 83,447
Convertible Senior Notes - Liability component	72,696
Convertible Senior Notes - Equity component	$ 13,554
Maturity date of conversion	May 01, 2018	May 01, 2018
(m) Senior convertible notes 2013 | Excluding underwriters over allotment option
Debt Instrument [Line Items]
Loan amount	$ 75,000
(m) Senior convertible notes 2013 | Underwriters over allotment option
Debt Instrument [Line Items]
Loan amount	$ 11,250
(m) Senior convertible notes 2013 | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Conversion share price | $ / shares	$ 14.23
(m) Senior convertible notes 2013 | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Consecutive trading days	5 days	5 days
(m) Senior convertible notes 2013 | Conversion of prior to maturity date; common stock per principal amount requirement period after 30 consecutive days
Debt Instrument [Line Items]
Shares per $ 1,000 principal amount of convertible debt	70.2679	70.2679
Principal amount of convertible debt	$ 1,000
Threshold trading days	20	20
Consecutive trading days	30 days	30 days
(m) Senior convertible notes 2013 | Minimum | Conversion of prior to maturity date; common stock requirement
Debt Instrument [Line Items]
Percentage threshold of share price	130.00%	130.00%
(m) Senior convertible notes 2013 | Minimum | Conversion of prior to maturity date; common stock requirement period after 5 consecutive days
Debt Instrument [Line Items]
Percentage threshold of share price	98.00%	98.00%
Roll over agreement 4/1/2010
Debt Instrument [Line Items]
Loan amount | €								€ 5,680
Loan reference interest rate	EURIBOR	EURIBOR
Debt instrument basis spread	1.26%	1.26%
Repayment frequency	quarterly	quarterly
Repayment amount | €		€ 95,000
Roll over loan agreement 3/21/2014
Debt Instrument [Line Items]
Loan amount	$ 4,455
Loan reference interest rate	LIBOR	LIBOR
Debt instrument basis spread	2.80%	2.80%
Weighted average interest rate (including the margin)	3.08%		3.03%					3.08%	3.08%
Interest rate at year end	3.13%		3.04%					3.13%	3.13%
Repayment installments	40	40
Repayment frequency	quartertly	quartertly
Term loan facility agreement dated 10/7/2015
Debt Instrument [Line Items]
Loan amount	$ 120,000								AED 440,000
Loan reference interest rate	EIBOR	EIBOR
Debt instrument basis spread	3.00%	3.00%
Term loan facility agreement dated 10/7/2015 | Minimum
Debt Instrument [Line Items]
Net worth	$ 410,000
Working Capital Balance	$ 125,000
Current ratio	115.00%							115.00%	115.00%
Interest coverage ratio	190.00%							190.00%	190.00%
Term loan facility agreement dated 10/7/2015 | Minimum | The period ending December 31, 2016
Debt Instrument [Line Items]
Net worth	$ 100,000
Current ratio	100.00%							100.00%	100.00%
Debt service coverage ratio	125.00%							125.00%	125.00%
Security value	64.00%	64.00%
Term loan facility agreement dated 10/7/2015 | Maximum
Debt Instrument [Line Items]
Solvency ratio	70.00%							70.00%	70.00%
Term loan facility agreement dated 10/7/2015 | Maximum | The period ending December 31, 2016
Debt Instrument [Line Items]
Gearing ratio	150.00%							150.00%	150.00%
Leverage ratio	700.00%							700.00%	700.00%
Term loan facility agreement dated 10/7/2015 | Maximum | Each quarter of 2017
Debt Instrument [Line Items]
Leverage ratio	600.00%							600.00%	600.00%
Term loan facility agreement dated 10/7/2015 | Maximum | Each quarter of 2018
Debt Instrument [Line Items]
Leverage ratio	500.00%							500.00%	500.00%
Term loan facility agreement dated 10/7/2015 | Maximum | After 2018
Debt Instrument [Line Items]
Leverage ratio	400.00%							400.00%	400.00%